Commitments and Contingencies (Tables)	12 Months Ended
Sep. 25, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of minimum lease payments for non-cancelable operating leases	Following is a schedule of minimum lease payments for non-cancelable operating leases as of September 25, 2015 ($ in millions):

Operating Leases
2016	$183
2017	151
2018	113
2019	81
2020	45
Thereafter	58
$631